SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Nonvested Stock Options (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nonvested Stock Options
Expected dividend yield	0.00%	0.00%
Monthly Vesting Conditions | Minimum | Restricted Stock Units
Nonvested Stock Options
Vesting period	6 months	6 months
Monthly Vesting Conditions | Maximum | Restricted Stock Units
Nonvested Stock Options
Vesting period	12 months	12 months
Stock Incentive Plan 2017
Nonvested Stock Options
Expiration period	10 years
Stock Incentive Plan 2017 | Restricted Stock Units
Nonvested Stock Options
Period, after vesting, during which shares are released to grantee		60 days
Stock Incentive Plan 2017 | Stock Options
Nonvested Stock Options
Expiration period		10 years
Expected dividend yield		0.00%	0.00%
Stock Incentive Plan 2017 | Annual Vesting Conditions
Nonvested Stock Options
Vesting period	4 years	4 years
Stock Incentive Plan 2017 | Monthly Vesting Conditions | Minimum
Nonvested Stock Options
Vesting period	10 months
Expiration period		10 months
Stock Incentive Plan 2017 | Monthly Vesting Conditions | Maximum
Nonvested Stock Options
Vesting period	48 months	48 months